CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares [Member]	Reserves [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 94,480,512	$ 10,787,553	$ (66,933,241)	$ 38,334,824
Beginning Balance (Shares) at Dec. 31, 2021	135,099,174
Statements [Line Items]
Loss for the year			(2,928,742)	(2,928,742)
Common shares issued with warrants	$ 4,393,194	695,575		5,088,769
Common shares issued with warrants (Shares)	12,400,000
Issuance costs	$ (94,518)	(15,175)		(109,693)
Option exercise	$ 137,051	(18,323)		118,728
Option exercise (Shares)	245,000
Share-based payments		687,816		687,816
Ending Balance at Dec. 31, 2022	$ 98,916,239	12,137,446	(69,861,983)	41,191,702
Ending Balance (Shares) at Dec. 31, 2022	147,744,174
Statements [Line Items]
Loss for the year			(21,266,945)	(21,266,945)
Common shares issued with warrants	$ 1,293,315	314,466		1,607,781
Common shares issued with warrants (Shares)	5,400,000
Issuance costs	$ (24,771)	(6,024)		(30,795)
Share-based payments		65,773		65,773
Ending Balance at Dec. 31, 2023	$ 100,184,783	12,511,661	(91,128,928)	$ 21,567,516
Ending Balance (Shares) at Dec. 31, 2023	153,144,174			153,144,174
Statements [Line Items]
Loss for the year			(4,159,197)	$ (4,159,197)
Option exercise	$ 288,296	(107,713)		180,583
Option exercise (Shares)	1,470,000
Value of warrants issued	$ (83,837)	83,837
Share-based payments		661,873		661,873
Ending Balance at Dec. 31, 2024	$ 100,389,242	$ 13,149,658	$ (95,288,125)	$ 18,250,775
Ending Balance (Shares) at Dec. 31, 2024	154,614,174			154,614,174